COMMITMENTS AND CONTINGENCIES	12 Months Ended
Feb. 29, 2016
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

        Future minimum operating lease payments which relate to office and warehouse space in various countries as at February 29, 2016 per fiscal year are as follows:

2017	1,144
2018	134
2019	10

1,288

        In January 2016, a customer in India initiated an arbitration process with the Company to resolve the dispute over inventory shipped to this customer in June 2015, with a value of $4,707. The customer has submitted a claim statement which the Company feels has no merit. The Company will submit a counter-claim in June 2016. Since the arbitration hearing is set for July 2016, the outcome of this matter is not determinable as of the date of this report.

        See Note 6 for the discussion on the purchase order commitments with contract manufacturers.